Subsequent Events (Details Textual) - USD ($)								1 Months Ended		12 Months Ended
	Mar. 10, 2021	Feb. 12, 2021	Feb. 09, 2021	Jan. 13, 2021	Jan. 09, 2021	Jan. 05, 2021	Jul. 15, 2020	Feb. 17, 2021	Jan. 18, 2021	Dec. 31, 2020	Nov. 30, 2020	Apr. 17, 2020	Dec. 31, 2019	Nov. 30, 2019
Subsequent Events (Textual)
Salary was increased												$ 120,000
Non refundable cash payment							$ 500,000
Royalty payments percentage							2.00%
Non-refundable cash payment						$ 500,000
Number of votes										With respect to a vote of AIkido's stockholders to approve a reverse split of its common stock no later than December 31, 2021 only ("Reverse Stock Split Vote"), each share of the Series M Convertible Preferred Stock shall be entitled to such number of votes equal to 20,000 shares of AIkido's common stock. In addition, each share of the Series M Convertible Preferred Stock shall be convertible, at any time after the earlier of (i) the date that the Reverse Stock Split Vote is approved by AIkido's stockholders and (ii) December 31, 2021, at the option of the holder, into such number of shares of AIkido's common stock determined by dividing the Stated Value by the Conversion Price. "Stated Value" means $1,000. "Conversion Price" means $0.80, subject to adjustment. The Company valued the 500 Series M Convertible Preferred stock which is equivalent into AIkido's 625,000 shares of common stock at a fair value of $0.85 per common share or $531,250 based quoted trading price of AIkido's common stock on the date of grant. The Company shall record equity investment of $531,250 and deferred revenue of $531,250 to be recognized as revenues over the term of the license.
Exceed percentage										110.00%
License term										10 years
Agreement expire, term										15 years
Conversion price										$ 0.30
Exercisability description										A holder of Series C Convertible Preferred Stock may not convert any portion of the Series C Convertible Preferred Stock to the extent that the holder, together with its affiliates and any other person or entity acting as a group, would own more than 4.99% (or, upon election by a holder prior to issuance, 9.99%) of the outstanding shares of common stock after conversion, which beneficial ownership limitation may be increased by the holder up to, but not exceeding, 9.99%.
Exercise price										$ 0.30
Financing amount, percentage										50.00%
Subscription amount, percentage										1.00%
Aggregate of shares										2,850,664
Common stock percentage										10.00%
Exercise price increasing										$ 0.35
Common stock, shares authorized										500,000,000			500,000,000
Forecast [Member]
Subsequent Events (Textual)
Collected amount	$ 23,500
Minimum [Member]
Subsequent Events (Textual)
Sales of licensed product, percentage										3.00%
sales										$ 50,000,000
Sublicense income percentage										25.00%
Conversion percentage										4.99%
Maximum [Member]
Subsequent Events (Textual)
Sales of licensed product, percentage										5.00%
sales										$ 50,000,000
Sublicense income percentage										15.00%
Conversion percentage										9.99%
Subsequent Event [Member]
Subsequent Events (Textual)
Common stock available for issuance shares									85
Shares issued			4,276
Sponsored study agreement				$ 81,474
Company paid				$ 40,737				$ 25,000
License fee		$ 75,000
License fee due		25,000
Due amount		50,000
One-time license fee		$ 50,000
Designating shares					4,280
Convertible preferred stock financing description			The Company entered into securities purchase agreements (collectively, the "Series C Purchase Agreements") with certain institutional and accredited investors for the sale of an aggregate of 4,276 shares of the Company's Series C Convertible Preferred Stock and warrants (the "February Warrants") to purchase up to 14,253,323 shares (the "February Warrant Shares") of the Company's common stock for gross proceeds of approximately $4,276,000, before deducting total placement agent and other offering expenses of $456,130 which are offset against the proceeds in additional paid in capital. The offering closed on February 12, 2021. Accordingly, the Company shall recognize total deemed dividend of $1,403,997 for the beneficial conversion feature in connection with the issuance of these Series C Convertible Preferred Stock.
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Textual)
Salary was increased									$ 120,000
Common stock, shares authorized	100,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Textual)
Salary was increased									$ 180,000
Common stock, shares authorized	500,000,000
Series C Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Designating shares					4,280
Preferred stock par value					$ 0.0001
Preferred stock shares stated value					$ 1,000
Series B Preferred Stock [Member]
Subsequent Events (Textual)
Conversion price											$ 0.20			$ 0.20
Licensor [Member]
Subsequent Events (Textual)
Shares issued							500
Installments Two [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Installments						40,737
Installments one [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Installments						$ 40,737